Hedge accounting	12 Months Ended
Dec. 31, 2025
Disclosure Of Hedge Accounting [Line Items]
Hedge accounting
Note 24
Hedge accounting
Derivatives designated in hedge accounting relationships
UBS AG applies hedge accounting
to interest rate
risk and foreign
exchange risk, including structural
foreign exchange
risk related to net investments in foreign operations.
›
Refer to “Market risk” in the “Risk management and control” section of this report for more information about how risks arise
and how they are managed by UBS AG
Hedging instruments and hedged risk
Interest rate swaps
are designated in
fair value
hedges or
cash flow
hedges of
interest rate risk
arising solely
from changes
in benchmark
interest rates.
Fair value
changes arising
from such
risk are
usually the
largest component
of the
overall
change in the fair value of the hedged position in the transaction currency.
Cross-currency
swaps
are
designated
as
fair
value
hedges
of
foreign
exchange
risk.
Foreign
exchange
forwards
and
foreign exchange swaps are mainly
designated as hedges of
structural foreign exchange risk related
to net investments
in foreign operations. In both cases the hedged risk arises solely from changes in the spot foreign exchange rate.
The notional of the
designated hedging instruments
matches the notional of
the hedged items, except
when the interest
rate
swaps
are
designated
in
cash
flow
hedges
after
the
trade
date,
in
which
case
the
hedge
ratio
designated
is
determined based on the swap sensitivity.
Hedged items and hedge designation
Fair value hedges of interest rate risk related to debt instruments and loan assets
Fair
value
hedges
of
interest
rate
risk
related
to
debt
instruments
and
loan
assets
involve
swapping
fixed
cash
flows
associated with loans to customers (including long-term fixed-rate mortgage loans in Swiss francs), debt securities held, customer deposits, funding from UBS Group AG, debt issued to floating cash flows by entering into interest rate swaps
that either pay fixed and receive floating cash flows or
that receive fixed and pay floating cash flows. The floating future
cash
flows
are
based
on
the
following
benchmark
rates:
the
Secured
Overnight Financing
Rate
(SOFR),
the
Effective
Federal
Funds
Rate
(EFFR),
the
Swiss
Average
Rate
Overnight
(SARON),
the
Euro
Short-Term
Rate
(ESTR),
the
Euro
Interbank Offered Rate (EURIBOR), the Sterling Overnight
Index Average (SONIA), the Singapore Overnight
Rate Average
(SORA), the Bank Bill Swap Rate
(BBSW), the Tokyo
Overnight Average Rate (TONA), the Hong Kong
Interbank Offered
Rate (HIBOR) and the Norwegian Krona Overnight Index Swap (NOK OIS).
Cash flow hedges of forecast transactions
UBS AG hedges
forecast cash
flows on
non-trading financial
assets and
liabilities that
bear interest
at variable
rates or
are expected to
be refinanced or
reinvested in the
future, due to
movements in future
market rates. The
amounts and
timing of
future cash flows,
representing both principal
and interest flows,
are projected on
the basis
of contractual
terms
and
other
relevant
factors,
including
estimates
of
prepayments
and
defaults.
The
aggregate
principal
balances
and
interest
cash
flows
across
all
portfolios
over
time
form
the
basis
for
identifying
the
non-trading
interest
rate
risk
of
UBS AG, which is hedged with interest rate swaps, the maximum maturity of which is 15 years. Cash flow forecasts and
risk exposures
are monitored
and adjusted on
an ongoing basis,
and consequently additional
hedging instruments are
traded and designated, or are terminated resulting in a hedge discontinuance.
Fair value hedges of foreign exchange risk related to debt instruments
Debt instruments denominated in currencies other than the US dollar are designated in fair value hedges of spot
foreign
exchange
risk,
in
addition
to
and
separate
from
the
fair
value
hedges
of
interest
rate
risk.
Cross-currency
swaps
economically convert
debt
instruments denominated
in currencies
other
than
the
US
dollar
to US
dollars.
The
hedge
designations also
involve intragroup
debt instruments
that are
eliminated upon
consolidation but
FX gains
and losses
impact consolidated profit or loss.
Hedges of net investments in foreign operations
UBS AG applies hedge accounting
for certain net investments
in foreign operations, which
include subsidiaries, branches
and associates. Upon maturity of hedging
instruments, typically one to three
months with certain hedges extending up
to twelve months, the hedge
relationship is terminated and new designations
are made to reflect any changes in
the net
investments in foreign operations.
Economic relationship between hedged item and hedging instrument
The economic relationship
between the hedged item
and the hedging instrument
is determined based on
a qualitative
analysis
of
their
critical
terms.
In
cases
where
hedge
designation
takes
place
after
the
trade
date
of
the
hedging
instrument, a quantitative analysis
of the possible behavior
of the hedging derivative
and the hedged item
during their
respective terms is also performed.
Sources of hedge ineffectiveness
In
hedges
of
interest
rate
risk,
hedge
ineffectiveness
can
arise
from
mismatches
of
critical
terms
and
/
or
the
use
of
different curves to discount the hedged
item and instrument, or from entering into a
hedge relationship after the trade
date of the hedging derivative.
Note 24
Hedge accounting (continued)
In hedges of foreign exchange
risk related to debt instruments,
hedge ineffectiveness can arise due
to the discounting of
the hedging
instruments and
undesignated risk
components and
lack of
such discounting
and risk
components in
the
hedged items.
In hedges of net investments in foreign
operations, ineffectiveness is unlikely unless the hedged
net assets fall below the
designated hedged amount. The exceptions
are hedges where the
hedging currency is not the
same as the currency of
the foreign operation, where the currency basis may cause ineffectiveness.
Hedge ineffectiveness is recognized
in
Other net income from
financial instruments measured
at fair value through
profit
or loss.
Derivatives not designated in hedge accounting relationships
Non-hedge-accounted
derivatives
are
mandatorily
held
for
trading
with
all
fair
value
movements
taken
to
Other
net
income from financial instruments measured at fair value through profit or loss , even when held as an economic hedge or to
facilitate client
clearing. The
one exception
relates to
forward points
on certain
short- and
long-duration foreign
exchange and interest rate contracts acting as economic hedges, which are reported in
Net interest income.
All hedges: designated hedging instruments and hedge ineffectiveness
As of or for the year ended
31.12.25
Notional
amount
Carrying amount
Changes in
fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement USD m
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 237,149 14 23 1,619 (1,641) (22)
Cash flow hedges 94,650 1 0 479 (465) 13
Foreign exchange risk
Fair value hedges
2
65,089 635 615 1,764 (1,787) (23)
Hedges of net investments in foreign operations 19,305 42 260 (2,198) 2,190 (8)
As of or for the year ended
31.12.24
Notional
amount
Carrying amount
Changes in
fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement USD m
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 227,737 25 10 (718) 676 (43)
Cash flow hedges 88,256 1 0 (1,458) 1,453 (5)
Foreign exchange risk
Fair value hedges
2
51,562 566 1,153 (749) 721 (28)
Hedges of net investments in foreign operations 20,454 670 1 1,345 (1,340) 4
1 Amounts used as the basis
for recognizing hedge ineffectiveness for the period.
2 The foreign currency basis spread of
cross-currency swaps designated as hedging derivatives is excluded from the hedge accounting
designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.
Fair value hedges: designated hedged items recognized on the balance sheet
1
USD m 31.12.25 31.12.24
Interest rate
risk FX risk
Interest rate
risk FX risk
Loans and advances to customers
Carrying amount of designated loans 61,204 58,439
of which: accumulated amount of fair value hedge adjustment 38 373 of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting (180) (176)
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities 18,347 9,125
of which: accumulated amount of fair value hedge adjustment
(377) (348)
Financial assets measured at fair value through other comprehensive income
Carrying amount of designated debt securities 11,659
of which: accumulated amount of fair value changes related to hedge accounting
48
Payables from securities financing transactions measured at amortized cost
Carrying amount of designated repo transactions
1,001
of which: accumulated amount of fair value hedge adjustment
1
Customer deposits
Carrying amount of customer deposits 8,406 13,031
of which: accumulated amount of fair value hedge adjustment
6 (18)
Funding from UBS Group AG and its subsidiaries
Carrying amount of designated debt instruments 101,892 24,443 105,470 15,419 of which: accumulated amount of fair value hedge adjustment
(3,619) (5,820)
Debt issued measured at amortized cost
Carrying amount of designated debt issued 33,415 24,502 39,731 21,047 of which: accumulated amount of fair value hedge adjustment
(20) 31
1 In addition,
as of 31
December 2025, UBS
AG designated in
fair value hedges
of FX risk
USD
16
bn (31 December
2024: USD
15
bn) of intragroup
debt instruments that
are not recognized
on the consolidated
balance sheet but FX gains and losses on these instruments impact consolidated profit or loss.
Fair value hedges: profile of the timing of the nominal amount of the hedging instrument
31.12.25
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 5 4 33 117 78 237
Cross-currency swaps
2 3 12 35 12 65
31.12.24
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 3 9 38 115 64 228
Cross-currency swaps
1 0 5 36 9 52
Cash flow hedge reserve on a pre-tax basis
USD m
31.12.25 31.12.24
Amounts related to hedge relationships for which hedge accounting continues to be applied (1,053) (2,514)
Amounts related to hedge relationships for which hedge accounting is no longer applied (641) (714)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis
(1,694) (3,228)
Foreign currency translation reserve on a pre-tax basis
USD m
31.12.25 31.12.24
Amounts related to hedge relationships for which hedge accounting continues to be applied (1,543) 639
Amounts related to hedge relationships for which hedge accounting is no longer applied 266 266
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax basis
(1,277) 904